Cover	Sep. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2022
Entity File Number	000-56323
Entity Registrant Name	WESTERN MAGNESIUM CORPORATION
Entity Central Index Key	0001801762
Entity Tax Identification Number	61-1934413
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8180 Greensboro Drive
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(571)
Local Phone Number	378-0762
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not applicable.